Expenses by category	12 Months Ended
Dec. 31, 2019
Expenses by category [Abstract]
Expenses by category
13.	Expenses by category

Research and Development

	For the Years Ended December 31,
in CHF thousands	2019	2018	2017
Operating expenses	37,465	32,921	23,822
Payroll expenses	12,382	10,662	8,552
Share-based compensation	585	694	289
Total research and development expenses	50,432	44,277	32,663

General and Administrative

	For the Years Ended December 31,
in CHF thousands	2019	2018	2017
Operating expenses	6,637	4,903	3,857
Payroll expenses	7,172	5,740	4,984
Share-based compensation	2,249	1,824	1,290
Total general and administrative expenses	16,058	12,467	10,131

Financial Result, net

	For the Years Ended December 31,
in CHF thousands	2019	2018	2017
Interest income/(expense)	(1,590)	(269)	184
Change in fair value of conversion feature	4,542	—	—
Foreign currency remeasurement gain/(loss), net	(2,013)	(1,194)	(4,049)
Other finance income/(expense)	(33)	62	(7)
Finance result, net	906	(1,401)	(3,872)

The CHF 4.5 million gain on the conversion feature related to the Company’s convertible loan due to Lilly. This gain was mainly related to the change in value of the shares between the share price determined in the convertible loan and the share price at the date of the conversion. Additionally, the Company incurred CHF 1.6 million in net interest expense of which CHF 1.4 million was effective interest recorded to amortize the host debt per the convertible loan due to Lilly.